Receivables, trade	12 Months Ended
Dec. 31, 2014
Receivables, trade [Abstract]
Receivables, trade
6.	Receivables, trade

There was a provision for doubtful accounts of $146,963 as at December 31, 2014 (2013: $0). The maximum amount of loss due to the credit risk is the full amount of trade receivables. All trade receivables are current.